Summary of Significant Accounting Policies - Summary of Computation Details of Final Net Income Loss Available to Common Stockholders (Detail) - USD ($)		3 Months Ended					6 Months Ended	9 Months Ended
	Mar. 31, 2021	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Net loss from inception to date of Initial Public Offering					$ (64,141)		$ (147,444)		$ (147,444)
Net loss from date of Initial Public Offering to September 30, 2021					(759,148)		(759,148)		3,534,194
Total income (loss) from inception to date									3,386,750
Net income for the three and nine months ended September 30	$ 0	$ 493,572	$ 4,161,210	$ 1,462,193	(823,289)	$ (83,303)	(906,592)	$ 6,116,975	3,386,750
Less: Accretion of temporary equity to redemption value		(1,506,720)			(31,636,389)		(31,636,389)	(1,685,490)	(31,641,174)
Net income (Loss) including accretion of temporary equity to redemption value		$ (1,013,148)			$ (32,459,678)		$ (32,542,981)	$ 4,431,485	$ (28,254,424)